Earnings per share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Net income	$ 253	$ 60	$ 94	$ 43	$ 313	$ 137
Effect of dilution (interest on convertible bond)	2		2		3	3
Diluted profit available to stockholders	$ 255		$ 96		$ 316	$ 140
Basic earnings per share:
Weighted average number of common shares outstanding (in shares)	70		80		71	65
Diluted earnings per share:
Effect on dilution (in shares)	3		3		3	3
Weighted average number of common shares outstanding adjusted for the effects of dilution (in shares)	73		83		74	68
Basic EPS (in usd per share)	$ 3.61		$ 1.18		$ 4.41	$ 2.11
Diluted EPS (in usd per share)	$ 3.49		$ 1.16		$ 4.27	$ 2.07